Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	200000001	XXXX XXXX	XXXX	$XX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Guideline Issue - Missing required Transcripts (1040) and/or W-2 Transcripts.: Borrower: XXXX XXXXX	Updated condition. The K1 for the secondary self- employment loss was provided. The K1 verified the borrower's ownership percentage was > 25%. Full tax returns or tax transcripts are required since the K1 loss was > 5% of the total income.

SELLER - GENERAL COMMENT (2023-11-07): It was a

final K1 so the loss is not continuing and they were hit

w/ the loss - not certain why anything else is being

asked for.  Can this be cleared or can we set up a call

with the UW manager to work thru?
REVIEWER - GENERAL COMMENT (2023-11-08): The tax

returns or transcripts are required.  The condition will

remain open until received.  Condition remains
REVIEWER - WAIVED COMMENT (2023-11-13): Client

elected to waive the condition with the following

compensating factors are present:
**CLTV 33 is 47 below program maximum of 80
**Credit score of XXX is XX points above program minimum (740)
**Residual income XXXX monthly
**Borrower has 10 years mortgage history reporting paid as agreed

																1				2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.	SELLER - GENERAL COMMENT (2023-10-23): Please advise what is needed to clear. appraisal as well as CDA were used for value. REVIEWER - GENERAL COMMENT (2023-10-25): The condition cannot be cleared due to a full appraisal was not provided, only an exterior drive-by (2055). Elevated to the client for review. Note condition is an EV2/B non-material condition. REVIEWER - WAIVED COMMENT (2023-11-08): Client accepts and waives the condition	State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	N/A	A	B	B	B	B	B